Note 1 - Summary of Significant Accounting Policies - Estimated Useful Lives of Various Classes of Assets (Details)	Mar. 31, 2023
Machinery and Equipment [Member] | Minimum [Member]
Property, Plant and Equipment, Useful Life (Year)	10 years
Machinery and Equipment [Member] | Maximum [Member]
Property, Plant and Equipment, Useful Life (Year)	35 years
Yard Improvements [Member] | Minimum [Member]
Property, Plant and Equipment, Useful Life (Year)	5 years
Yard Improvements [Member] | Maximum [Member]
Property, Plant and Equipment, Useful Life (Year)	15 years
Loaders and Other Rolling Stock [Member] | Minimum [Member]
Property, Plant and Equipment, Useful Life (Year)	5 years
Loaders and Other Rolling Stock [Member] | Maximum [Member]
Property, Plant and Equipment, Useful Life (Year)	15 years